Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2011
Significant Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions

6. ACQUISITIONS, DISPOSITIONS AND IMPAIRMENTS

ACQUISITIONS

Acquisition Anticipated Being Completed During the First Quarter of 2012

BlueStar Energy (Generation and Marketing segment)

In January 2012, we entered into an agreement to acquire BlueStar Energy Holdings, Inc. (BlueStar) and its independent retail electric supplier BlueStar Energy Solutions for approximately $70 million. BlueStar provides electric supply for retail customers in Ohio, Illinois and other deregulated electricity markets and also provides energy solutions, including demand response and energy efficiency services, nationwide. BlueStar has approximately 21,000 customer accounts. Consummation of the transaction is subject to regulatory and other approvals. The transaction is expected to close in the first quarter of 2012.

2010

Valley Electric Membership Corporation (Utility Operations segment)

In October 2010, SWEPCo purchased certain transmission and distribution assets of Valley Electric Membership Corporation (VEMCO) for approximately $102 million and began serving VEMCO's 30,000 customers in Louisiana.

2009

Oxbow Lignite Company and Red River Mining Company (Utility Operations segment)

In December 2009, SWEPCo purchased 50% of the Oxbow Lignite Company, LLC (OLC) membership interest for $13 million. CLECO acquired the remaining 50% membership interest in the OLC for $13 million. The Oxbow Mine is located near Coushatta, Louisiana and is used as one of the fuel sources for SWEPCo's and CLECO's jointly-owned Dolet Hills Generating Station. SWEPCo accounts for OLC as an equity investment. Also, in December 2009, DHLC purchased mining equipment and assets for $16 million from the Red River Mining Company.

DISPOSITIONS

2010

Electric Transmission Texas LLC (ETT) (Utility Operations segment)

In 2010, TCC and TNC sold $66 million and $73 million, respectively, of transmission facilities to ETT. There were no gains or losses recorded on these sale transactions.

Intercontinental Exchange, Inc. (ICE) (All Other)

In April 2010, we sold our remaining 138,000 shares of ICE and recognized a $16 million gain. We recorded the gain in Interest and Investment Income on our statements of income for the year ended December 31, 2010.

2009

Electric Transmission Texas LLC (ETT) (Utility Operations segment)

In 2009, TCC and TNC sold $93 million and $2 million, respectively, of transmission facilities to ETT. There were no gains or losses recorded on these sale transactions.

IMPAIRMENTS

2011

Turk Plant (Utility Operations segment)

In the fourth quarter of 2011, SWEPCo recorded a pretax write-off of $49 million in Asset Impairments and Other Related Charges on the statements of income related to the Texas jurisdictional portion of the Turk Plant as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.

Muskingum River Plant Unit 5 FGD Project (MR5) (Utility Operations segment)

In September 2011, subsequent to the stipulation agreement filed with the PUCO, management determined that OPCo was not likely to complete the previously suspended MR5 project and that the project's preliminary engineering costs were no longer probable of being recovered. As a result, in the third quarter of 2011, OPCo recorded a pretax write-off of $42 million in Asset Impairments and Other Related Charges on the statements of income.

Sporn Plant Unit 5 (Utility Operations segment)

In the third quarter of 2011, management decided to no longer offer the output of Sporn Unit 5 into the PJM market. Sporn Unit 5 is not expected to operate in the future, resulting in the removal of Sporn Unit 5 from the AEP Power Pool. As a result, in the third quarter of 2011, OPCo recorded a pretax write-off of $48 million in Asset Impairments and Other Related Charges on the statements of income.

Appalachian Power Co [Member]
Significant Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions

6. ACQUISITIONS AND IMPAIRMENTS

2011

Dresden Plant - Affecting APCo

In August 2011, APCo purchased the partially completed Dresden Plant from AEGCo, at cost, for $302 million. The Dresden Plant was completed and placed in service in January 2012. The Dresden Plant is located near Dresden, Ohio and is a natural gas, combined cycle power plant with a generating capacity of 580 MW.

Ohio Power Co [Member]
Significant Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions

6. ACQUISITIONS AND IMPAIRMENTS

IMPAIRMENTS

Muskingum River Plant Unit 5 FGD Project (MR5) – Affecting OPCo

In September 2011, subsequent to the stipulation agreement filed with the PUCO, management determined that OPCo was not likely to complete the previously suspended MR5 project and that the project's preliminary engineering costs were no longer probable of being recovered. As a result, in the third quarter of 2011, OPCo recorded a pretax write-off of $42 million in Asset Impairments and Other Related Charges on the statements of income.

Sporn Plant Unit 5 – Affecting OPCo

In the third quarter of 2011, management decided to no longer offer the output of Sporn Unit 5 into the PJM market. Sporn Unit 5 is not expected to operate in the future, resulting in the removal of Sporn Unit 5 from the AEP Power Pool. As a result, in the third quarter of 2011, OPCo recorded a pretax write-off of $48 million in Asset Impairments and Other Related Charges on the statements of income.

Southwestern Electric Power Co [Member]
Significant Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions

6. ACQUISITIONS AND IMPAIRMENTS

2010

Valley Electric Membership Corporation – Affecting SWEPCo

In October 2010, SWEPCo purchased certain transmission and distribution assets of Valley Electric Membership Corporation (VEMCO) for approximately $102 million and began serving VEMCO's 30,000 customers in Louisiana.

2009

Oxbow Lignite Company and Red River Mining Company – Affecting SWEPCo

In December 2009, SWEPCo purchased 50% of the Oxbow Lignite Company, LLC (OLC) membership interest for $13 million. CLECO acquired the remaining 50% membership interest in the OLC for $13 million. The Oxbow Mine is located near Coushatta, Louisiana and is used as one of the fuel sources for SWEPCo's and CLECO's jointly-owned Dolet Hills Generating Station. SWEPCo accounts for OLC as an equity investment. Also, in December 2009, DHLC purchased mining equipment and assets for $16 million from the Red River Mining Company.

IMPAIRMENTS

2011

Turk Plant (Utility Operations segment) – Affecting SWEPCo

In the fourth quarter of 2011, SWEPCo recorded a pretax write-off of $49 million in Asset Impairments and Other Related Charges on the statements of income related to the Texas jurisdictional portion of the Turk Plant as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.